BASIS OF PREPARATION	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
BASIS OF PREPARATION
BASIS OF PREPARATION

2. BASIS OF PREPARATION

Statement of compliance and basis of presentation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements have been prepared on a historical cost basis except for financial instruments classified as fair value through profit or loss (“FVTPL”), which are stated at their fair value.

These consolidated financial statements were authorized for issue by the Board of Directors on March 15, 2023.

a.Basis of presentation

Statement of Compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The Board of Directors of the Company approved these consolidated financial statements and authorized them for issue on March 15, 2022.

Basis of Measurement

These consolidated financial statements of the Company have been prepared on an accrual basis, and are based on historical costs, except for financial instruments measured at fair value.

Functional and Presentation Currency

These consolidated financial statements are presented in Canadian dollars, which is the Company’s functional currency. The subsidiary’s functional currency is United States dollars. All financial information is expressed in Canadian dollars unless otherwise stated and has been rounded to the nearest dollar.